Stock Based Compensation - Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of Shares Available for Grant, Outstanding Beginning balance	47,941	262,815
Number of Shares Available for Grant, Additional shares authorized	56,210,221	683,008
Number of Shares Available for Grant, Options granted	(53,560,671)	(1,298,500)
Number of Shares Available for Grant, RSA's granted	(2,299,902)	(1,000)
Number of Shares Available for Grant, Options cancelled	1,861,549	401,618
Number of Shares Available for Grant, Outstanding Ending balance	2,259,138	47,941	262,815
Number of Shares Outstanding Options, Beginning balance	2,274,845	1,390,115
Number of Shares Outstanding Options, Additional shares authorized	0	0
Number of Shares Outstanding Options, Options granted	53,560,671	1,298,500
Number of Shares Outstanding Options, RSA's granted	0	0
Number of Shares Outstanding Options, Options exercised	(17,379,928)	(12,152)
Number of Shares Outstanding Options, Options cancelled	(1,861,549)	(401,618)
Number of Shares Outstanding Options, Ending balance	36,594,039	2,274,845	1,390,115
Vested and expected to vest-December 31, 2020	36,594,039
Exercisable-December 31, 2020	7,303,658
Weighted Average Exercise Price per Share, Option granted	$ 0.32	$ 5.80
Weighted Average Exercise Price per Share, Options exercised	0.14	4.19
Weighted Average Exercise Price per Share, Options cancelled	1.11	5.14
Weighted Average Exercise Price per Share, Options outstanding Beginning balance	0.39	$ 4.63	$ 3.68
Vested and expected to vest-December 31, 2020	0.39
Exercisable-December 31, 2020	$ 0.20
Weighted Average Remaining Contractual Term (in years), Options granted	9 years 4 months 24 days	7 years 5 months
Weighted Average Remaining Contractual Term (in years), Options exercised	9 years 6 months	6 months
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 7 months 6 days	8 years 9 months 18 days	9 years 6 months
Vested and expected to vest-December 31, 2020	9 years 7 months 6 days
Exercisable-December 31, 2020	9 years 4 months 24 days
Aggregate Intrinsic Value, Options granted	$ 363,941	$ 206
Aggregate Intrinsic Value, Options exercised	121,106	21
Aggregate Intrinsic Value, Options cancelled		330
Aggregate Intrinsic Value, Outstanding balance	245,746	$ 3,020	$ 2,943
Vested and expected to vest-December 31, 2020	245,746
Exercisable-December 31, 2020	$ 50,493